Earnings (loss) per share	6 Months Ended
Feb. 29, 2024
Earnings (loss) per share [Abstract]
Earnings (loss) per share

Note 8 — Earnings (loss) per share

Year Ended February 29, 2024 and February 28, 2023	2024	2023
Net loss available for ordinary shareholders (A)	$(5,262)	$(412,861)
- continuing operations	$(5,262)	$2,016
- discontinued operations	-	$(414,877)

Weighted average outstanding ordinary shares (B)
- basic	196,795	71,796
- diluted	319,826	93,645

Earnings (loss) per ordinary share - basic (A/B)	$(0.03)	$(5.75)
- Continuing operations	$(0.03)	$0.03
- Discontinued operations	-	$(5.78)

Earnings (loss) per ordinary share - diluted (A/B)	$(0.03)	$(5.75)
- Continuing operations	$(0.03)	$0.03
- Discontinued operations	-	$(5.78)

Convertible notes and warrants that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS because to do so would have been antidilutive for the six months ended February 28, 2023 presented and the exercise price of warrants were higher than the average prices for the period.